COMMON SHARES (Details Textual) (USD $)	0 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 06, 2013	Oct. 17, 2013	Sep. 24, 2013	Jan. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 06, 2014 Reverse Stock Split [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2012 Common Stock [Member] Lease Agreements [Member]	Dec. 31, 2013 Common Stock [Member] Accounts Payable [Member]	Dec. 31, 2012 Common Stock [Member] Accounts Payable [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2013 VAG and VPP Acquisition [Member]	Dec. 31, 2012 Lemissoler Maritime Company W.L.L. [Member] Common Stock [Member]	Dec. 31, 2011 Lemissoler Maritime Company W.L.L. [Member] Common Stock [Member]	Dec. 31, 2013 Piraeus Bank [Member]	Dec. 31, 2013 Good Faith [Member] Common Stock [Member]	Dec. 31, 2013 Tiger Equity Partners LTD [Member] Common Stock [Member]	Dec. 31, 2013 New Coal Holding LLC [Member] Common Stock [Member]	Dec. 31, 2013 Dominion Capital L.L.C [Member] Common Stock [Member]
Share-based compensation (in shares)								98	7	1
Issuance of common shares (in shares)			24,467	1,378					2	0							442	82
Number of shares issued resulting from exercise of warrants															25,848
Stock Issued During Period Shares, Settlement Of Liabilities											588,753	244,087	466,050	22,970						35,001	211,846	25,000	2,500
Stock Issued During Period, Shares, Purchase of Assets					111,112											885,305			102,779
Debt Instrument, Interest Rate, Stated Percentage					4.50%						7.00%
Stockholders Equity, Reverse Stock Split	1-for-3	1-for-15					1-for-10
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01			$ 0.10	$ 0.10	$ 0.01